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COPLEY FUND INC /NV/
COPLEY FUND, INC.

COPLEY FUND, INC.

(the “Fund”)

Supplement dated August 29, 2022 to the Fund’s Prospectus dated June 29, 2022 (the “Prospectus”), as amended and supplemented, and Statement of Additional Information dated June 29, 2022 (the “SAI”), as amended and supplemented.

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective immediately, the Prospectus is amended as follows:

On page 3, the table titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	COPLEY FUND INC /NV/ COPLEY FUND INC /NV/
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	COPLEY FUND INC /NV/ COPLEY FUND INC /NV/
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Net taxes	1.21%	[1]
Other Expenses .	0.55%
Total Other Expenses	1.76%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.37%	[3]
[1]	The components of net tax expense consists of tax expense $2,805,347, or 2.93% of average net assets, and tax benefit of $1,647,945, or 1.72% of average net assets
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to waive $60,000 of its fee per annum. This agreement is effective through February 28, 2023.
[3]	In comparing the Copley Fund to other mutual, funds investors should consider the Fund’s unique tax characteristics related to the accrual of deferred taxes. Please see “Accumulated Earnings Tax” and “Tax on Unrealized Appreciation” on pages 8 and 9, respectively. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund’s total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.16%.

Shareholders should retain this Supplement for future reference.